Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period		$ 1,598	$ 57
Charged/(credited) to income		(1,304)	1,627
Deductions from reserve	[1]	(45)	86
Allowance for doubtful accounts		339	1,598
Charged to other accounts
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period		4,473	3,988
Charged/(credited) to income		201	485
Deductions from reserve
Allowance for doubtful accounts		4,674	4,473
Charged to other accounts

[1]	Accounts written off, net of recoveries.